Average Annual Total Returns - StrategicAdvisersFidelityInternationalFund-PRO - StrategicAdvisersFidelityInternationalFund-PRO - Strategic Advisers Fidelity International Fund	Apr. 29, 2023
Strategic Advisers Fidelity International Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(17.77%)
Past 5 years	2.39%
Past 10 years	5.46%
Strategic Advisers Fidelity International Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(18.46%)
Past 5 years	1.57%
Past 10 years	4.88%
Strategic Advisers Fidelity International Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(9.71%)
Past 5 years	1.92%
Past 10 years	4.42%
MS001
Average Annual Return:
Past 1 year	(14.27%)
Past 5 years	1.75%
Past 10 years	4.87%